Taxes on Income - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Israel tax provision at statutory rate	23.00%	23.00%	23.00%	21.00%
Non-deductible share-based compensation	(0.61%)	(0.63%)	(0.60%)
Effect of other permanent differences	(3.92%)	(0.06%)	(0.08%)
Change in valuation allowance	(18.95%)	(22.32%)	(21.94%)
Other adjustments	0.25%	8212.00%	0.44%
Effective tax rate	(0.23%)	(0.01%)	(0.06%)
Collective Growth Corp [Member]
Israel tax provision at statutory rate	21.00%
Change in valuation allowance	(0.50%)
Effective tax rate	0.00%
State taxes, net of federal tax benefit	0.00%
Business Combination	(0.20%)
Meals and entertainment	0.00%
Change in fair value of warrant liability	(18.60%)
Transaction costs associated with Initial Public Offering	(0.50%)
Compensation expense related to warrant liabilities	(1.20%)